Intangible Assets	12 Months Ended
Dec. 31, 2016
Intangible Assets
Intangible Assets

Note 6. Intangible Assets

Intangible asset balances by major asset class for the periods presented were as follows:

					Weighted
	Gross			Net	Average
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period
December 31, 2016:
Customer relationships	$640,052	$144,768	$—	$495,284	13.7	years
Acquired software	82,400	48,579	—	33,821	6.2	years
Connolly trademark	4,200	—	—	4,200	indefinite-lived
Total	$726,652	$193,347	$—	$533,305	12.8	years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7	years
Acquired software	82,400	34,836	—	47,564	6.2	years
Connolly trademark	24,500	—	20,300	4,200	indefinite-lived
iHealth trademark	8,600	1,074	7,526	—	11.0	years
Total	$756,003	$133,767	$27,826	$594,410	12.8	years

Amortization expense was $60,818,  $61,467 and $52,355 for the years ended December 31, 2016, 2015 and 2014, respectively.

As a result of our rebranding in September 2015, we recorded an impairment of intangible assets of $27,826 related to our legacy trademarks during the year ended December 31, 2015. The remaining trademark value as of December 31, 2016 of $4,200 is related to our retail business that we continue to operate as Connolly, a division of Cotiviti.

As of December 31, 2016 amortization expense for the next 5 years is expected to be:

2017	$57,824
2018	53,894
2019	53,894
2020	53,894
2021	49,572